Intangible Assets, Net (Details) - Schedule of future amortization expenses $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of future amortization expenses [Abstract]
2022	$ 2,130
2023	1,599
2024	1,399
2025	1,246
2026	1,376
2027 and thereafter	2,313
Total	$ 10,063